Taxation (Tables)	6 Months Ended
Mar. 31, 2025
Taxation [Abstract]
Schedule of Components of the Income Taxes Provision

The components of the income taxes provision are:

	For six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Current	$—	$7,184
Deferred	(46,948)	6,825
Total income taxes (benefits) provision	$(46,948)	$14,009

Schedule of Significant Components of Deferred Tax Assets

Significant components of deferred tax assets were as follows:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Deferred tax assets	$—	$—
Current period addition(1)	—	5,620
Current period reversal(1)	—	—
Exchange rate effect	—	—
Gross deferred tax assets	$—	$5,620
Less: valuation allowance	—	(5,620)
Total deferred tax assets	—	—
(1)	The Group had a net taxable loss of HK$532,308 (US$68,124) arising from the PAM’s operation as of September 30, 2024, which was available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $5,620 for the years ended September 30, 2024

Significant components of deferred tax liabilities were as follows:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Deferred tax liabilities(1)	$11,390	$14,415
Current period addition(1	87,118	—
Current period reversal(2)	(80)	(3,112)
Exchange rate effect	(9)	87
Deferred tax liabilities, net	$98,419	$11,390
(1)	As an impact of Topic 606, the Company recognized revenues from renewal premiums when performance obligation delivered by increasing the opening balance of retained earnings and recording a deferred tax liability of $11,390 at the beginning of 2024. The deferred tax liabilities resulted from a temporary difference between the accounting income before income taxes and taxable income.

(2)	The reversal of deferred tax liabilities was as the receivables were billable due to the renewal of insurance of HK$624 and HK$24,313 respectively as of March 31, 2025 and September 30, 2024.

Schedule of Income Before Income Taxes is Attributable

Income before income taxes is attributable to the following tax jurisdictions:

	For six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Hong Kong	$(354,493)	$152,540
Cayman	(3,316,373)	(641,960)
Singapore	(11,170)	—
Loss before income taxes	$(3,682,036)	$(489,420)

Schedule of Reconciliation Between the Hong Kong Statutory Tax Rates to Income Before Income Taxes Expense (Benefit)

Reconciliation between the Hong Kong statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	For six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Loss before income taxes expenses	$(3,682,036)	$(489,420)
Income tax statutory rate	16.5%	16.5%
Income tax (benefit) expense at statutory tax rate	(607,534)	(80,754)
Reconciling items:
Effect of tax-exempt for subsidiaries incorporated in Cayman Islands and Singapore	549,045	105,924
Effect of valuation allowance on deferred tax assets	—	6,825
Effect of different tax rates for the first HK$2 million(1)	9,599	(6,913)
Effect of non-deductible item	1,942	(11,073)
Income taxes (benefit) expense	(46,948)	14,009
Effective income tax rate	1.28%	2.86%
(1)	From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2.0 million (approximately $0.26 million), and 16.5% on any part of assessable profits over HK$2.0 million (approximately $0.26 million). If, at the end of the basis period of the entity for the relevant year of assessment, the entity has one or more connected entities, the two-tiered profits tax rates would only apply to the one which is nominated to be chargeable at the two-tiered rates. The others would not qualify for the two-tiered profits tax rates and will continue to be subject to the rate of 16.5%.